Equity - Changes in Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reserves within equity [line items]
Beginning balance	¥ 10,772,546	¥ 9,372,839	¥ 8,286,023
Adjustment during the year	438,092	934,952	577,179
Ending balance	11,502,291	10,772,546	9,372,839
Remeasurements of defined benefit plans [member]
Disclosure of reserves within equity [line items]
Beginning balance
Adjustment during the year	3,304	117,489	239,801
Reclassification to retained earnings	(3,304)	(117,489)	(239,801)
Ending balance
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [member]
Disclosure of reserves within equity [line items]
Beginning balance	145,720	88,570	24,876
Adjustment during the year	(19,030)	58,863	69,876
Reclassification to retained earnings	250	(1,713)	(6,182)
Ending balance	126,940	145,720	88,570
Exchange differences on translating foreign operations [member]
Disclosure of reserves within equity [line items]
Beginning balance	844,718	108,140	(139,515)
Adjustment during the year	445,739	736,578	247,655
Reclassification to retained earnings
Ending balance	1,290,457	844,718	108,140
Other components of equity [member]
Disclosure of reserves within equity [line items]
Beginning balance	990,438	196,710	(114,639)
Adjustment during the year	430,013	912,930	557,332
Reclassification to retained earnings	(3,054)	(119,202)	(245,983)
Ending balance	¥ 1,417,397	¥ 990,438	¥ 196,710